Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Prepayments	$ 70	$ 237	$ 792
Other current assets	194	300	$ 341
Prepaid expenses and other current assets	$ 264	$ 537